Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 24,096	$ 26,155
Scientific research and experimental development ("SR&ED") carryforwards	5,051	5,051
Investment tax credits	4,151	4,151
Accounts payable and accrued liabilities	489	1,291
Difference between tax and book value of patent finance obligations	(153)	(343)
Difference between tax and book value of capital and intangible assets	306	(1,072)
Difference between tax and book value of loan receivable	14	27
Total future income tax asset	33,954	35,260
Valuation allowance	(19,308)	(17,583)
Net future income tax asset	$ 14,646	$ 17,677